Expense Example {- Fidelity Magellan ETF} - NF_07.31 Fidelity Equity ETFs_Combo PRO-01 - Fidelity Magellan ETF - Fidelity Magellan ETF	Jan. 26, 2021 USD ($)
Expense Example:
1 year	$ 60
3 years	$ 189